Financial Costs and ( Loss)/Gain on Derivatives	6 Months Ended
Jun. 30, 2018
Financial Costs and (Loss)/Gain on Derivatives
Financial Costs and (Loss)/Gain on Derivatives

15. Financial Costs and (Loss)/Gain on Derivatives

        An analysis of financial costs and loss/(gain) on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Amortization and write off of deferred loan/bond issuance costs and premium	(2,978)	(3,232)	(6,437)	(6,144)
Interest expense on loans	(21,099)	(28,066)	(43,581)	(51,263)
Interest expense on bonds and realized loss on cross-currency swaps	(8,451)	(7,442)	(11,971)	(14,915)
Finance lease charge	(2,722)	(2,634)	(5,436)	(5,262)
Loss arising on NOK bond repurchase at a premium	(1,459)	—	(1,459)	—
Other financial costs	(369)	(626)	(718)	(1,013)

Total financial costs	(37,078)	(42,000)	(69,602)	(78,597)

Unrealized (loss)/gain on derivative financial instruments held for trading (Note 14)	(3,487)	74	(1,172)	17,235
Realized (loss)/gain on interest rate swaps held for trading	(2,226)	1,003	(4,377)	390
Recycled loss of cash flow hedges reclassified to profit or loss	(4,368)	—	(4,368)	—
Realized gain on forward foreign exchange contracts held for trading	361	357	195	1,843
Ineffective portion of cash flow hedges	—	(267)	—	(530)

Total (loss)/gain on derivatives	(9,720)	1,167	(9,722)	18,938